Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other assets
Schedule of other assets

	2020	2019
Current
Partners in joint operations (1)	534,145	921,983
Advanced payments to contractors and suppliers	503,698	360,781
Prepaid expenses	369,979	272,007
Trust funds (2)	218,158	144,798
Related parties (Note 31)	7,093	57,016
Other assets	30,963	22,393
	1,664,036	1,778,978
Non–current
Abandonment and pension funds (3)	405,376	445,457
Trust funds (4)	338,067	171,008
Employee benefits	221,658	220,998
Advanced payments and deposits	54,392	56,027
Judicial deposits and attachments	42,672	40,317
Other assets	27,949	8,674
	1,090,114	942,481
(1)

Corresponds to the net amount of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.

(2)	It mainly includes the deposits related to Guajira Association's abandonment fund.
(3)

Mainly corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities, as well as the payment of future retirement pensions in some association contracts.

(4)

Mainly includes the resources invested in fiduciary commissions destined to "works for taxes", mechanism of payment of the income tax of 2019 and 2020, constituted in compliance with article 238 of Law 1819 of 2016 - Tax reform.